Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cash and cash equivalents
6	Cash and cash equivalents

	2021	2020
Bank accounts	13,382	14,052
Mutual fund shares	1,881	—
Cash	1	—

Cash and cash equivalents	15,264	14,052